Eversheds Sutherland (US) LLP 1114 Avenue of the Americas, 40th Floor New York, NY 10036-7703 D: +1 212.389.5080 F: +1 212.389.5099 dodiekent@ eversheds-sutherland.com

January 26, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Commonwealth Annuity and Life Insurance Company

Initial Registration Statement on Form S-1

for Individual Contingent Deferred Annuity Contracts

Dear Commissioners:

On behalf of Commonwealth Annuity and Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-1 for certain individual contingent deferred annuity contracts to be issued by the Company.  Financial statements, exhibits not included therein, and other omitted information will be added by pre-effective amendment.

Please direct questions and comments about this filing to the undersigned at 212.389.5080 or dodiekent@eversheds-sutherland.com.

Regards,

/s/ Dodie C. Kent

Dodie C. Kent

cc:	Sarah M. Patterson, Commonwealth Annuity and Life Insurance Company
Elizabeth Gioia, Commonwealth Annuity and Life Insurance Company
Ronald Coenen Jr., Eversheds Sutherland (US) LLP

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